Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000224297 | B131GJ7 | Catena A.B.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224297 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224297 | BZ0P4R4 | Infrastrutture Wireless Italiane SpA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224297 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224297 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224297 | BFYXP82 | Instone Real Estate Group S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224297 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224297 | 29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224297 | 03064D108 | Americold Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224297 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224297 | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224297 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224297 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224297 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224297 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224297 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224297 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000224297 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000224297 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000224297 | United States
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000224297 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224296 | B131GJ7 | Catena A.B.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224296 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224296 | BZ0P4R4 | Infrastrutture Wireless Italiane SpA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224296 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224296 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224296 | BFYXP82 | Instone Real Estate Group S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224296 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224296 | 29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224296 | 03064D108 | Americold Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224296 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224296 | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224296 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224296 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224296 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224296 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224296 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224296 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000224296 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000224296 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000224296 | United States
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000224296 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224295 | B131GJ7 | Catena A.B.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224295 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224295 | BZ0P4R4 | Infrastrutture Wireless Italiane SpA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224295 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224295 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224295 | BFYXP82 | Instone Real Estate Group S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224295 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224295 | 29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224295 | 03064D108 | Americold Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224295 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224295 | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224295 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224295 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224295 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224295 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224295 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224295 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000224295 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000224295 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000224295 | United States
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000224295 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224298 | B131GJ7 | Catena A.B.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224298 | 512816109 | Lamar Advertising Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224298 | BZ0P4R4 | Infrastrutture Wireless Italiane SpA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224298 | B03FYZ4 | Goodman Group
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224298 | 0692861 | UNITE Group PLC (The)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000224298 | BFYXP82 | Instone Real Estate Group S.E.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224298 | 02665T306 | American Homes 4 Rent, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224298 | 29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000224298 | 03064D108 | Americold Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000224298 | 45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000224298 | Guernsey
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224298 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224298 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224298 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224298 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224298 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224298 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000224298 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000224298 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000224298 | United States
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000224298 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000224305 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000224305 | S&P 500 Index, 2025-03-216010 2901
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224305 | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224305 | SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224305 | SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224305 | SPDR S&P 500 ETF Trust, 2025-03-07620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224305 | SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224305 | SPDR S&P 500 ETF Trust, 2025-03-21625 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224305 | SPDR S&P 500 ETF Trust, 2025-03-21620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224305 | SPDR S&P 500 ETF Trust, 2025-04-17620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224305 | SPY C610_20250401_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224305 | SPXWP5710_20250324_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224305 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000224305 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	95.60%
C000224305 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.40%
C000224306 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000224306 | S&P 500 Index, 2025-03-216010 2901
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224306 | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224306 | SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224306 | SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224306 | SPDR S&P 500 ETF Trust, 2025-03-07620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224306 | SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224306 | SPDR S&P 500 ETF Trust, 2025-03-21625 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224306 | SPDR S&P 500 ETF Trust, 2025-03-21620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224306 | SPDR S&P 500 ETF Trust, 2025-04-17620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224306 | SPY C610_20250401_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224306 | SPXWP5710_20250324_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224306 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000224306 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	95.60%
C000224306 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.40%
C000224307 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000224307 | S&P 500 Index, 2025-03-216010 2901
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224307 | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224307 | SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224307 | SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224307 | SPDR S&P 500 ETF Trust, 2025-03-07620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224307 | SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224307 | SPDR S&P 500 ETF Trust, 2025-03-21625 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224307 | SPDR S&P 500 ETF Trust, 2025-03-21620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224307 | SPDR S&P 500 ETF Trust, 2025-04-17620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224307 | SPY C610_20250401_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224307 | SPXWP5710_20250324_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224307 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000224307 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	95.60%
C000224307 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.40%
C000224308 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000224308 | S&P 500 Index, 2025-03-216010 2901
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224308 | SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224308 | SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224308 | SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224308 | SPDR S&P 500 ETF Trust, 2025-03-07620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224308 | SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224308 | SPDR S&P 500 ETF Trust, 2025-03-21625 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224308 | SPDR S&P 500 ETF Trust, 2025-03-21620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224308 | SPDR S&P 500 ETF Trust, 2025-04-17620 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224308 | SPY C610_20250401_S_PEREquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000224308 | SPXWP5710_20250324_S_PERIndex Option
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224308 | 78462F103Equity
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000224308 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	95.60%
C000224308 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.40%
C000248910 | 14052WCZ8 | Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248910 | 306767AA2 | Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248910 | 16876QBM0 | Children's Trust Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248910 | 837031WQ2 | South Carolina Jobs-Economic Development Authority (Obligor: CR River Park)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248910 | 73360CAB0 | Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248910 | 295095BM4 | Erie Tobacco Asset Securitization Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248910 | 049610AA6 | Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248910 | 8AMCSHVS8 | Next Renewable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248910 | 21258BAA8 | Convivial 2022 III LLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248910 | 74446GAC5 | Public Finance Authority (Obligor: Cedars Obligated Group)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248910 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248910 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248910 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000248909 | 14052WCZ8 | Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248909 | 306767AA2 | Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248909 | 16876QBM0 | Children's Trust Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248909 | 837031WQ2 | South Carolina Jobs-Economic Development Authority (Obligor: CR River Park)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248909 | 73360CAB0 | Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248909 | 295095BM4 | Erie Tobacco Asset Securitization Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248909 | 049610AA6 | Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248909 | 8AMCSHVS8 | Next Renewable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248909 | 21258BAA8 | Convivial 2022 III LLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248909 | 74446GAC5 | Public Finance Authority (Obligor: Cedars Obligated Group)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248909 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248909 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248909 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000248908 | 14052WCZ8 | Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248908 | 306767AA2 | Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248908 | 16876QBM0 | Children's Trust Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000248908 | 837031WQ2 | South Carolina Jobs-Economic Development Authority (Obligor: CR River Park)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248908 | 73360CAB0 | Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000248908 | 295095BM4 | Erie Tobacco Asset Securitization Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248908 | 049610AA6 | Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248908 | 8AMCSHVS8 | Next Renewable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248908 | 21258BAA8 | Convivial 2022 III LLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248908 | 74446GAC5 | Public Finance Authority (Obligor: Cedars Obligated Group)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248908 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248908 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248908 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000248911 | 609040FK1 | Monarch-Chesterfield Levee District
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248911 | 48542TBL3 | Kansas Development Finance Authority
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248911 | 870474AM5 | Sweetwater Union High School District Public
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248911 | 830235GX9 | Skagit County Public Hospital District No 2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248911 | 839636CH8 | South Regional Joint Development Authority (Obligor: VSU Auxiliary Services Real Estate-Centennial Lowndes & Patterson LLC)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248911 | 088365GJ4 | Bexar County Hospital District (Obligor: Bexar County Hospital District)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248911 | 769312DV8 | Riverside Regional Jail Authority
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248911 | 64972PAL8 | New York City Industrial Development Agency (Obligor: TrIPs Obligated Group)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248911 | 735397CS8 | Port of Seattle (Obligor: Seatac Fuel LLC)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248911 | 492436AZ3 | Kerrville Health Facilities Development (Obligor: Sid Peterson Memorial Hospital Obligated Group)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248911 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000248912 | 609040FK1 | Monarch-Chesterfield Levee District
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248912 | 48542TBL3 | Kansas Development Finance Authority
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248912 | 870474AM5 | Sweetwater Union High School District Public
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248912 | 830235GX9 | Skagit County Public Hospital District No 2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248912 | 839636CH8 | South Regional Joint Development Authority (Obligor: VSU Auxiliary Services Real Estate-Centennial Lowndes & Patterson LLC)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248912 | 088365GJ4 | Bexar County Hospital District (Obligor: Bexar County Hospital District)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248912 | 769312DV8 | Riverside Regional Jail Authority
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248912 | 64972PAL8 | New York City Industrial Development Agency (Obligor: TrIPs Obligated Group)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248912 | 735397CS8 | Port of Seattle (Obligor: Seatac Fuel LLC)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000248912 | 492436AZ3 | Kerrville Health Facilities Development (Obligor: Sid Peterson Memorial Hospital Obligated Group)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248912 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	100.00%